Capitalized Internal Use Software	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Capitalized Internal Use Software
5.	Capitalized Internal Use Software
Capitalized internal use software and accumulated amortization were as follows:

	December 31,
	2021	2020
Gross carrying amount	$6,611	$5,555
Accumulated amortization	(1,534)	—

Capitalized internal-use software, net	$5,077	$5,555

We have recorded amortization expense related to capitalized internal-use
software of $1,534 and zero during the years ended December 31, 2021 and 2020, respectively.